Guarantees and Contingent Liabilities (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summery of Lease Commitments
Operating Leases, 2012	$ 222
Capital Leases, 2012	10
Operating Leases, 2013	202
Capital Leases, 2013	9
Operating Leases, 2014	172
Capital Leases, 2014	7
Operating Leases, 2015	141
Capital Leases, 2015	6
Operating Leases, 2016	107
Capital Leases, 2016	6
Operating Leases, Thereafter	443
Capital lease, Thereafter	27
Total minimum operating lease payments	1,287
Total minimum capital lease payments	65
Less amount representing interest	25
Present value of net minimum lease payments	$ 40